Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	32,749,920	30,452,075
Common stock, shares outstanding	32,749,920	30,452,075
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	64,935
Preferred stock, shares outstanding	64,935